Condensed Financial Information of Parent Company - Consolidated Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net loss	¥ (32,206)	$ (4,935)	¥ (518,533)	¥ (833,411)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(24,996)	(3,831)	493	52,496
Total comprehensive loss attributable to Puxin Limited	(57,202)	(8,766)	(518,040)	(780,915)
Parent Company
Net loss	(32,206)	(4,935)	(518,533)	(833,411)
Other comprehensive loss, net of tax of nil:
Change in cumulative foreign currency translation adjustments	(24,996)	(3,831)	493	52,496
Total comprehensive loss attributable to Puxin Limited	¥ (57,202)	$ (8,766)	¥ (518,040)	¥ (780,915)